Balance Sheets (Parenthetical) - USD ($)	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2014
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 158	$ 0
Finite-Lived Intangible Assets, Accumulated Amortization (in dollars)	$ 8,044	$ 7,015	$ 5,642
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	1,981,433	1,841,866	1,782,073
Common Stock, Shares, Outstanding	1,981,433	1,841,866	1,782,073